Prepaid expenses and other current assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Advances to suppliers	$ 790	$ 827
Prepaid expenses	7,807	8,927
Government institutions	7,401	1,662
Other	1,087	1,402
Prepaid expenses and other current assets	$ 17,085	$ 12,818